INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of period	$ 48,081	$ 12,699
Changes on acquisition/disposal		52,341
Increases due to tax positions taken in the current year		1,004
Settlements	(1,047)
Decreases due to lapse of statute of limitations	(35,694)	(17,056)
Translation adjustments	(607)	(907)
Unrecognized tax benefit at end of period	$ 10,733	$ 48,081